27 Benefits offered to team members (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefits Offered To Team Members
Health care	R$ 5,817	R$ 7,446	R$ 11,334
Current service cost	8,233	5,842	5,058
Interest cost	14,796	4,906	4,139
Actuarial losses		2,077	6,041
Amounts recognized in profit and loss	R$ 28,846	R$ 20,271	R$ 26,572